UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Pennsylvania Fund

May 31, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.91%
Corporate Revenue Bonds – 10.74%
Allegheny County Industrial Development Authority Environmental Improvement Revenue Refunding
(U.S. Steel Corp.) 6.75% 11/1/24	$4,000,000	$4,271,800
Beaver County Industrial Development Authority Pollution Control Revenue Refunding
(Atlantic Richfield Project) 5.95% 7/1/21	5,100,000	5,107,650
•(Firstenergy General Corp.) Series C 7.125% 6/1/28 (AMT)	7,500,000	7,793,550
Bucks County Industrial Development Authority Environmental Improvement Revenue Refunding
(USX Project) 5.40% 11/1/17	2,250,000	2,363,288
Dauphin County Industrial Development Authority Water Revenue Refunding
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	2,011,625
Delaware County Industrial Development Authority Water Facilities Revenue
(Philadelphia Suburban Water Project) 6.00% 6/1/29 (NATL-RE) (FGIC) (AMT)	3,000,000	3,002,790
Indiana County Industrial Development Authority Pollution Control Revenue Refunding
(PSE&G Power Project) 5.85% 6/1/27 (AMT)	3,000,000	3,034,080
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply) 7.00% 7/15/39	6,500,000	7,316,205
•(Exelon Generation Project) Series A 5.00% 12/1/42	2,000,000	2,121,600
Pennsylvania Economic Development Financing Authority Sewer Sludge Disposal Revenue
(Philadelphia Biosolids Facility) 6.25% 1/1/32	2,500,000	2,640,075
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	11,616,000
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Aqua Pennsylvania) Series A 5.00% 10/1/39	2,500,000	2,602,075
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,102,396
		56,983,134
Education Revenue Bonds – 17.14%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University Project) 5.25% 3/1/32	1,900,000	1,976,741
(Chatham College Project)
Series A 5.85% 3/1/22	560,000	571,077
Series A 5.95% 3/1/32	1,000,000	1,012,690
Series B 5.75% 11/15/35	4,000,000	4,036,360
Delaware County Authority College Revenue Refunding
(Eastern College Project) Series B
5.50% 10/1/19	3,805,000	3,804,924
5.50% 10/1/24	2,850,000	2,753,813
(Haverford College Project) 5.75% 11/15/29	1,875,000	1,922,400
Erie Higher Education Building Authority College Revenue Refunding
(Mercyhurst College Project) Series B 5.00% 3/15/23	750,000	763,170
Lehigh County General Purpose Authority Revenue
(Desales University Project) 5.125% 12/15/23 (RADIAN)	5,000,000	4,935,049
(Muhlenberg College Project)
5.00% 2/1/29	740,000	762,533
5.25% 2/1/34	1,000,000	1,031,550
5.25% 2/1/39	2,750,000	2,821,060
Lycoming County Authority College Revenue (Pennsylvania College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	5,002,449
Montgomery County Higher Education & Health Authority Revenue (Arcadia University) 5.625% 4/1/40	2,375,000	2,422,453
Northampton County General Purpose Authority Revenue (Higher Education-Lehigh University) 5.00% 11/15/39	6,000,000	6,268,739
Pennsylvania Economic Development Financing Authority School Revenue
(Germantown Friends School Project) 5.35% 8/15/31	2,820,000	2,846,480
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University Project) Series A
5.20% 5/1/29	1,500,000	1,525,545
5.20% 5/1/32	1,000,000	1,011,300
(Edinboro University Student Housing)
5.875% 7/1/38	3,500,000	3,514,315
6.00% 7/1/42	1,400,000	1,412,390
6.00% 7/1/43	2,500,000	2,526,225
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,596,219
(Thomas Jefferson University Project)
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	977,340
Un-Refunded Balance 5.00% 1/1/29	1,610,000	1,632,170

(University of Pennsylvania) Series B
5.00% 9/1/26	1,450,000	1,609,152
5.00% 9/1/27	1,550,000	1,709,852
5.00% 9/1/30	1,000,000	1,084,330
5.00% 9/1/31	250,000	269,873
5.00% 9/1/32	1,000,000	1,075,480
(Ursinus College) 5.125% 1/1/33 (RADIAN)	2,000,000	2,012,680
(Widener University)
5.00% 7/15/39	3,000,000	2,854,200
5.375% 7/15/29	650,000	658,067
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Charter) Series A 5.75% 8/15/32	4,000,000	3,738,400
(Master Charter School Project) 6.00% 8/1/35	1,610,000	1,628,161
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex Project) Series A
5.50% 7/1/35 (ACA)	1,500,000	1,165,725
5.625% 7/1/28 (ACA)	1,000,000	834,060
Swarthmore Borough Authority College Revenue (Swarthmore College Project) 5.00% 9/15/31	15,000,000	15,203,099
		90,970,071
Electric Revenue Bonds – 2.47%
Philadelphia Gas Works Revenue
^(Capital Appreciation) Series 11-C 6.884% 1/1/12 (AMBAC)	2,500,000	2,347,425
Refunding (8th-1998 General Ordinance) Series A
5.00% 8/1/15	2,640,000	2,753,018
5.00% 8/1/16	3,000,000	3,129,510
Puerto Rico Electric Power Authority Revenue Series WW 5.00% 7/1/28	4,800,000	4,857,120
		13,087,073
Health Care Revenue Bonds – 27.39%
Allegheny County Hospital Development Authority Revenue (University of Pittsburg Medical Center) Series A
5.50% 8/15/34	3,980,000	4,080,853
5.625% 8/15/39	5,000,000	5,146,200
Berks County Municipal Authority Revenue
(Health Care-Pooled Financing Project) 5.00% 3/1/28	11,750,000	11,759,400
(Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	10,564,100
Butler County Hospital Authority Revenue (Butler Health System Project) 7.25% 7/1/39	8,000,000	9,094,880
Chester County Health & Educational Facilities Authority Revenue
(Jefferson Health Systems Project) Series B 5.375% 5/15/27	14,270,000	14,278,563
Cumberland County Municipal Authority Revenue (Diakon Lutheran Ministries Project)
5.00% 1/1/36	2,500,000	2,128,725
6.375% 1/1/39	5,000,000	5,087,200
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/36	10,000,000	10,488,900
Geisinger Authority Health System Revenue Series A 5.25% 6/1/39	5,000,000	5,185,200
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	2,960,760
(Health Center-Willow Valley Retirement Project) 5.875% 6/1/31	2,100,000	2,125,158
Lycoming County Authority Health Systems Revenue
(Susquehanna Health System Project) Series A 5.75% 7/1/39	10,000,000	10,190,700
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital) Series A	6,500,000	6,495,710
5.125% 6/1/32
5.125% 6/1/33	5,000,000	5,005,350
Montgomery County Industrial Development Authority Revenue
(Acts Retirement Communities) Series A 4.50% 11/15/36	3,000,000	2,454,690
(Acts Retirement-Life Communities) Series A-1 6.25% 11/15/29	700,000	747,362
(Foulkeways at Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	992,870
5.00% 12/1/30	1,500,000	1,436,895
Mount Lebanon Hospital Authority Revenue (St. Clair Memorial Hospital Project) Series A 5.625% 7/1/32	4,500,000	4,524,795
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	8,900,000	9,700,644
Pennsylvania Economic Development Financing Authority Revenue
(Dr. Gertrude A. Barber Center Project) 5.90% 12/1/30 (RADIAN)	2,250,000	2,250,090
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Temple University Health System) Series B 5.50% 7/1/30	5,000,000	4,568,600
South Fork Municipal Authority Hospital Revenue (Conemaugh Health System Project)
5.50% 7/1/29	3,500,000	3,430,945
St. Mary Hospital Authority Health System Revenue (Catholic Health East)
Series A 5.00% 11/15/40	4,000,000	3,981,320
Series D 6.25% 11/15/34	5,000,000	5,477,250
Westmoreland County Industrial Development Authority Revenue (Health System-Excela Health Project)
Series A 5.125% 7/1/30	1,200,000	1,188,804
		145,345,964

Housing Revenue Bonds – 3.00%
Allegheny County Residential Finance Authority Single Family Mortgage Revenue Refunding
Series II-2 5.90% 11/1/32 (GNMA) (AMT)	315,000	316,323
Series KK-2 5.40% 5/1/26 (GNMA) (AMT)	2,540,000	2,566,213
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project) Series A
5.40% 3/1/22 (AMT)	1,265,000	1,272,641
5.50% 3/1/41 (AMT)	5,340,000	5,355,645
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 66A 5.65% 4/1/29 (AMT)	135,000	135,535
Series 94-A 5.15% 10/1/37 (AMT)	4,310,000	4,329,654
Philadelphia Industrial Development Authority Revenue (Germantown Senior Living
Presbyterian Homes Project) Series A 5.625% 7/1/35	2,295,000	1,952,884
		15,928,895
Lease Revenue Bonds – 8.14%
Allegheny County Industrial Development Authority Lease Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,271,094
5.125% 9/1/31	1,375,000	1,268,616
Pennsylvania Commonwealth Financing Authority Revenue Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	10,518,200
Pennsylvania Industrial Development Authority Revenue Refunding (Economic Development) 5.50% 7/1/23	5,000,000	5,543,050
Philadelphia Authority for Industrial Development Revenue (Sub-Air Cargo Project) Series A 7.50% 1/1/25 (AMT)	2,500,000	2,401,500
Philadelphia Municipal Authority Revenue (Lease) 6.50% 4/1/39	4,000,000	4,311,000
Puerto Rico Public Buildings Authority Revenue Guaranteed (Government Facilities)
•Refunding Series M-2 5.50% 7/1/35 (AMBAC)	2,100,000	2,235,387
Un-Refunding Balance Series I 5.25% 7/1/33	15,500,000	15,629,580
		43,178,427
Local General Obligation Bonds – 1.80%
Bethel Park School District 5.10% 8/1/33	3,000,000	3,097,440
Chester County Series C 5.00% 7/15/29	3,000,000	3,320,550
Greater Johnstown School District Series C 5.125% 8/1/25 (NATL-RE)	1,000,000	1,022,070
Mount Lebanon School District Series A 5.00% 2/15/34	2,000,000	2,128,400
		9,568,460
§Pre-Refunded/Escrowed to Maturity Bonds – 9.96%
Delaware County Authority Health Facilities Revenue (Mercy Health Project) 6.00% 12/15/26	3,500,000	4,044,215
Pennsylvania Higher Education Assistance Agency Capital Acquisition 5.875% 12/15/30-10 (NATL-RE)	7,385,000	7,558,917
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	4,935,453
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburg Health System-UPMC) Series A 6.00% 1/15/31-11	10,000,000	10,456,500
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center Project) 6.65% 12/1/19	13,000,000	16,072,939
Pittsburg Urban Development Water & Sewer Authority Revenue
(Crossover Refunding Projects) 7.25% 9/1/14 (FGIC)	5,250,000	5,937,855
Southcentral General Authority Revenue (Wellspan Health Obligated Project) 5.625% 5/15/26	3,610,000	3,824,687
		52,830,566
Special Tax Revenue Bonds – 3.33%
Allegheny County Redevelopment Authority Tax Increment Revenue (Waterfront Project)
Series B 6.00% 12/15/10	100,000	101,810
Guam Government Limited Obligation Revenue (Section 30) Series A
5.625% 12/1/29	95,000	98,070
5.75% 12/1/34	3,170,000	3,275,466
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate Series A
Ω(Capital Appreciation) 6.75% 8/1/32	10,160,000	8,273,492
5.75% 8/1/37	4,760,000	5,077,492
•Washington County Redevelopment Authority Revenue (Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	869,740
		17,696,070
State and Territory General Obligation Bonds – 2.37%
Pennsylvania First Series 5.00% 3/15/28	5,000,000	5,470,250
Puerto Rico Commonwealth Public Improvement Refunding
Series A 5.25% 7/1/15	3,250,000	3,522,675
Series C 6.00% 7/1/39	3,370,000	3,575,705
		12,568,630
Transportation Revenue Bonds – 9.65%
Allegheny County Airport Revenue Refunding (Pittsburg International Airport Project)
Series A 5.75% 1/1/14 (NATL-RE) (AMT)	6,910,000	7,413,324
Delaware River Port Authority (Pennsylvania & New Jersey Port District Project) Series B 5.70% 1/1/21 (AGM)	8,560,000	8,574,295
Erie Western Port Authority General Revenue 6.25% 6/15/10 (AMT)	265,000	265,056
Lehigh Northampton Airport Authority Revenue (Lehigh Valley Airport Project) Series A
6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,527,074
6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,700,135
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project) Series A 6.375% 11/1/41 (AMT)	5,000,000	5,075,900

Pennsylvania Economic Development Financing Authority Revenue
(30th Street Station Garage Project) 5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,545,450
Pennsylvania Turnpike Commission Revenue
Series R 5.00% 12/1/30 (AMBAC)	2,500,000	2,543,600
Sub-Series Series B 5.25% 6/1/39	3,000,000	3,144,750
Sub-Series Series D 5.125% 12/1/40	3,945,000	4,075,422
Philadelphia Airport Revenue Refunding Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,288,363
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series AA 5.50% 7/1/18 (NATL-RE)	4,000,000	4,347,720
Un-Refunded Balance Series G
5.00% 7/1/33	1,030,000	1,025,756
5.00% 7/1/42	1,720,000	1,690,227
		51,217,072
Water & Sewer Revenue Bonds – 2.92%
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,113,407
6.00% 12/1/37	1,000,000	954,750
Philadelphia Water & Waste Revenue Refunding 5.25% 12/15/14 (AMBAC)	11,900,000	13,428,674
		15,496,831
Total Municipal Bonds (cost $499,552,426)		524,871,193

Short-Term Investment – 0.06%
•Variable Rate Demand Note – 0.06%
Pittsburg Water & Sewer Authority Revenue (First Lien) Series B2 0.27% 9/1/39 (LOC, PNC Bank N.A.)	300,000	300,000
Total Short-Term Investment (cost $300,000)		300,000

Total Value of Securities – 98.97%
(cost $499,852,426)		525,171,193
Receivables and Other Assets Net of Liabilities (See Notes) – 1.03%		5,481,855
Net Assets Applicable to 66,168,664 Shares Outstanding – 100.00%		$530,653,048

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2010. Interest rates reset periodically.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (February 28, 2007 – February 28, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$502,685,872
Aggregate unrealized appreciation	24,021,106
Aggregate unrealized depreciation	(1,535,785)
Net unrealized appreciation	$22,485,321

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

Level 2
Municipal Bonds	$524,871,193
Short-Term	300,000
Total	$525,171,193

There were no level 3 securities at end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending February 28, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2010, 19.62% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: